Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 22,727,704				$ 27,958,416	$ 42,931
Common Shares Subject to Possible Redemption	203,385,680				198,482,200	0
Additional Paid-in Capital	5,202,308				10,105,739	24,213
Accumulated Deficit	(203,419)				(5,106,899)	(2,296)
Stockholders' Equity	5,000,003		$ 21,711		5,000,003	22,704		$ (977)
Change in fair value of warrant liabilities	(5,756,700)		0		3,235,433	0
Transaction costs allocable to warrant liabilities					849,893	0
Net loss	$ 4,903,480		$ (993)		(5,104,603)	$ (1,319)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities		$ 0		$ 0	0		$ 0
Total Liabilities		9,820,896		9,820,896	10,592,983		9,801,361
Common Shares Subject to Possible Redemption		216,845,470		216,845,470	215,847,631		216,864,940
Class A Common Shares		193		193	203		192
Additional Paid-in Capital		5,022,759		5,022,759	6,020,588		5,003,290
Accumulated Deficit		(23,734)		(23,734)	(1,021,573)		(4,262)
Stockholders' Equity		5,000,005		5,000,005	5,000,005		5,000,007
Change in fair value of warrant liabilities		0		0	0
Transaction costs allocable to warrant liabilities		0		0	0
Net loss		$ (19,845)		(21,438)	$ (1,019,277)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)		$ 0.00			$ (0.14)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities		$ 13,974,634		13,974,634	$ 17,365,433		14,130,000
Total Liabilities		13,974,634		13,974,634	17,365,433		14,130,000
Common Shares Subject to Possible Redemption		(13,974,630)		(13,974,630)	(17,365,431)		(14,130,000)
Class A Common Shares		139		139	173		142
Additional Paid-in Capital		694,384		694,384	4,085,151		849,751
Accumulated Deficit		(694,527)		(694,527)	(4,085,326)		(849,893)
Stockholders' Equity		(4)		(4)	2		0
Change in fair value of warrant liabilities		155,366		(155,366)	(3,235,433)
Transaction costs allocable to warrant liabilities		(849,893)		849,893	(849,893)
Net loss		$ (694,527)		(694,527)	$ (4,085,326)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)		$ (0.08)			$ (0.56)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities		$ 13,974,634		13,974,634	$ 17,365,433		14,130,000
Total Liabilities		23,795,530		23,795,530	27,958,416		23,931,361
Common Shares Subject to Possible Redemption		202,870,840		202,870,840	198,482,200		202,734,940
Class A Common Shares		332		332	376		334
Additional Paid-in Capital		5,717,143		5,717,143	10,105,739		5,853,041
Accumulated Deficit		(718,261)		(718,261)	(5,106,899)		(854,155)
Stockholders' Equity		5,000,001		5,000,001	5,000,003		$ 5,000,007
Change in fair value of warrant liabilities		155,366		(155,366)	(3,235,433)
Transaction costs allocable to warrant liabilities		(849,893)		849,893	(849,893)
Net loss		$ (714,372)		$ (715,965)	$ (5,104,603)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)		$ (0.08)			$ (0.70)